Loans and Financial liabilities (Details) - Schedule of loans and capital leases - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Schedule of loans and capital leases [Abstract]
Bank loans	[1]	$ 20,038	$ 274
Less current maturities of bank loans		2,631	238
Total Long term bank loans		$ 17,407	$ 36

[1]	Bank loan: On November 15, 2021, the Company secured a $40,000 thousand credit facility from Bank Hapoalim, an Israeli bank. The credit facility comprised of the following: (1) A $20,000 thousand long-term loan. The loan baring an interest at a rate of SOFR (Secured Overnight Financing Rate) +2.18% and is payable over 54 equal monthly installments commencing June 16, 2022; and (2) A $20,000 thousand short-term revolving credit facility from an Israeli bank. The credit facility bares an interest at a rate of SOFR +1.75%, or a commitment fee of 0.2% calculated over the unutilized balance of the facility. As of December 31, 2021, the Company did not utilize such facility. Pursuant to the loan and credit facility agreement, the Company is required to meet the following financial covenants for the years ending December 31, 2022, and onwards: (1) The Shareholder’s Equity shall at no time be less than 30% of the Total Assets; examined on a quarterly basis; (2) The Shareholder’s Equity shall at no time be less than $120,000 thousand; examined on a quarterly basis; (3) The ratio between:(a) the short term financial debt less current maturities of long term debt (in as much as such are included therein); and (b) the Working Capital as such term is defined in the loan agreement, shall at no time exceed 0.8; examined on a quarterly basis; and (4) The ratio between: (a) the EBITDA as such term is defined in the loan agreement; and (b) the current maturities of long term debt plus out of pocket financial expenses net, reported in the course of four consecutive quarters immediately preceding the examination date, shall not be less than 1.1 during each of the years 2022 and 2024 and not less than 1.25 in the year 2025 and onwards; examined on an annual basis. Bank loans borrowed prior to 2021 are payable over 60 equal monthly installments. The loans bear fixed interest rate in the range of 3.15% -3.55%. The remaining balance as of December 31, 2021 is $38 thousands. See Note 19 regarding pledge information related to the bank loans.